Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation Including Fair-Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 717	$ 646
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	17	7
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	185	91
Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	80	63
Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	95	94
Investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	65	106
Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	62	10
Other (mainly insurance assets – contracts and reserves)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 213	275
Defined benefit plan members covered, percentage	100.00%
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 106	24
Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	17	7
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	72	1
Quoted Prices in Active Markets for Identical Assets (Level 1) | Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	17	16
Quoted Prices in Active Markets for Identical Assets (Level 1) | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other (mainly insurance assets – contracts and reserves)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	337	390
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	97	90
Significant Other Observable Inputs (Level 2) | Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	80	63
Significant Other Observable Inputs (Level 2) | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	95	77
Significant Other Observable Inputs (Level 2) | Investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	47	90
Significant Other Observable Inputs (Level 2) | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	8	10
Significant Other Observable Inputs (Level 2) | Other (mainly insurance assets – contracts and reserves)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	10	60
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	274	232	$ 233
Significant Unobservable Inputs (Level 3) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	16	0
Significant Unobservable Inputs (Level 3) | Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	17
Significant Unobservable Inputs (Level 3) | Investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1	0
Significant Unobservable Inputs (Level 3) | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	54	0
Significant Unobservable Inputs (Level 3) | Other (mainly insurance assets – contracts and reserves)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 203	$ 215